Financial Liabilities at Fair Value Through Profit or Loss - Summary of Difference Between Carrying Amount And Contractually Required to Pay at Maturity Of Financial Liabilities Designated At Fair Value Through Profit Or Loss Explanatory (Details)
$ in Thousands, ₩ in Millions
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Jan. 01, 2023 KRW (₩)	[1]
Disclosure of financial liabilities [line items]
Carrying amount	₩ 10,720,231	$ 7,253,888	₩ 10,920,435	[1]	₩ 12,271,604
Financial liabilities designated at fair value through profit or loss
Disclosure of financial liabilities [line items]
Amount contractually required to pay at maturity	7,947,236		7,871,014
Carrying amount	8,002,499		7,966,963
Difference	₩ (55,263)		₩ (95,949)

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.